INCOME TAXES - Changes in Unrecognized Tax Benefits (Details)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)
Income Tax Contingency [Line Items]
Balance at beginning period	$ 2,354,832	$ 3,188,615	$ 4,176,537
Addition for tax positions of the current year		(37,407)	(154,041)
Lapse of statute of limitations	(1,315,945)	(967,698)	(1,054,163)
Effect of exchange rate changes	(221,828)	171,322	220,281
Balance at ending period	$ 817,059	$ 2,354,832	$ 3,188,615
Minimum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 0
Maximum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 7,099,054